UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2008

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.06%
Aerospace & Defense - 2.28%
Precision Castparts Corp.	2,884	$348,387

Air Freight & Logistics - 2.70%
CH Robinson Worldwide, Inc.	6,397	412,607

Biotechnology - 2.39%
Gilead Sciences, Inc. (a)	6,625	366,495

Capital Markets - 8.04%
BlackRock, Inc.	2,435	547,851
The Charles Schwab Corp.	15,562	345,165
T. Rowe Price Group, Inc.	5,822	337,210
		1,230,226
Chemicals - 5.39%
Airgas, Inc.	3,589	212,361
Monsanto Co.	2,460	313,404
Potash Corp.	1,504	299,401
		825,166
Commercial Banks - 2.39%
HDFC Bank Ltd. - ADR	3,668	365,883

Commercial Services & Supplies - 3.07%
Stericycle, Inc. (a)	8,054	469,548

Communications Equipment - 3.17%
Research In Motion Ltd. (a)	3,493	485,073

Computers & Peripherals - 3.33%
Apple Computer, Inc. (a)	2,701	509,814

Construction & Engineering - 4.17%
Fluor Corp.	1,911	356,497
Foster Wheeler Ltd. (a)	3,702	281,981
		638,478
Diversified Consumer Services - 4.23%
Capella Education Company (a)	5,641	366,157
New Oriental Education & Technology Group, Inc. - ADR (a)	4,288	281,936
		648,093
Diversified Financial Services - 3.55%
Intercontinentalexchange, Inc. (a)	2,190	302,658
MSCI, Inc. (a)	6,784	241,171
		543,829
Electronic Equipment & Instruments - 2.12%
Itron, Inc. (a)	3,320	323,966

Energy Equipment & Services - 7.12%
Core Laboratories NV (a)	3,337	456,568
FMC Technologies, Inc. (a)	3,980	285,963
Schlumberger Ltd.	3,436	347,483
		1,090,014
Health Care Equipment & Supplies - 5.03%
Alcon, Inc.	3,175	498,475
Intuitive Surgical, Inc. (a)	927	272,158
		770,633

Hotels, Restaurants & Leisure - 1.94%
Chipotle Mexican Grill, Inc. (a)		3,218	297,021

Internet & Catalog Retail - 2.04%
Amazon.Com, Inc. (a)		3,833	312,850

Internet Software & Services - 3.33%
Google, Inc. (a)		869	509,060

IT Services - 3.41%
Mastercard, Inc.		1,690	521,619

Life Sciences Tools & Services - 3.72%
Covance, Inc. (a)		3,622	296,932
Icon Plc - ADR (a)		3,855	271,777
			568,709
Media - 2.71%
Morningstar, Inc. (a)		5,839	414,277

Oil & Gas - 1.82%
Petroleo Brasileiro SA - ADR		3,947	278,264

Oil, Gas & Consumable Fuels - 4.86%
Range Resources Corp.		5,942	390,746
Ultra Petroleum Corp. (a)		4,068	353,794
			744,540
Road & Rail - 2.49%
CSX Corp.		5,509	380,452

Software - 2.10%
Ultimate Software Group, Inc. (a)		8,504	321,706

Specialty Retail - 1.93%
Gamestop Corp. (a)		5,946	294,922

Wireless Telecommunication Services - 3.73%
America Movil SA de CV - ADR		4,763	284,684
Millicom Intl Cellular S A (a)		2,472	286,406
			571,090

TOTAL COMMON STOCKS (Cost $12,897,136)			14,242,722

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 7.40%

Fidelity Government Port - I, 2.210% (b)		1,132,483	1,132,483
TOTAL SHORT TERM INVESTMENTS (Cost $1,132,483)			1,132,483

Total Investments (Cost $14,029,619) - 100.46%			15,375,205
Liabilities in Excess of Other Assets - (0.46)%			(70,467)
TOTAL NET ASSETS - 100.00%			$15,304,738

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments		$ 14,029,619
Gross unrealized appreciation		1,574,145
Gross unrealized depreciation		(228,559)
Net unrealized appreciation		$ 1,345,586

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated August
31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date   July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By       /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date   July 25, 2008